Cover	Nov. 10, 2026
Cover [Abstract]
Entity File Number	001-41326
Security Exchange Name	NASDAQ
Entity Address, Address Line Two	Suite D555
Entity Incorporation, State or Country Code	NV
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Address Postal Zip Code	89103
Entity Tax Identification Number	46-1814729
Local Phone Number	318-7548
Trading Symbol	MRDN
Entity Address, State or Province	NV
Entity Registrant Name	Meridian Holdings Inc./NV
Title of 12(b) Security	Common Stock, $0.00001 Par Value Per Share
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Soliciting Material	false
Entity Central Index Key	0001437925
City Area Code	702
Entity Address, Address Line One	3651 Lindell Road
Written Communications	false
Entity Emerging Growth Company	false
Entity Address, City or Town	Las Vegas
Pre-commencement Tender Offer	false